  As filed with the Securities and Exchange Commission on September 26, 2000

                                                      Registration No. 811-08904
                                                                       033-87382

                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Pre-Effective Amendment No. ____                (   )

                            Post-Effective Amendment No.  10               ( X )

                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 15                          ( X )

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: (212) 576-7000

                              Linda M. Reimer, Esq.
                 New York Life Insurance and Annuity Corporation
                                51 Madison Avenue
                            New York, New York 10010
                     (Name and Address of Agent for Service)

                                    Copy to:

Richard T. Choi, Esq.                            Sheila K. Davidson, Esq.
Freedman, Levy, Kroll & Simonds                  Senior Vice President
1050 Connecticut Avenue                          and General Counsel
Suite 825                                        New York Life Insurance Company
Washington, D.C.  20036                          51 Madison Avenue
                                                 New York, New York  10010

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box)

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485.
/X/    on October 9, 2000 pursuant to paragraph (b) of Rule 485.
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485.
/ /    on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered
      Units of interest in a separate account under variable annuity contracts.

                                Explanatory Note

Registrant is filing this post-effective amendment ("Amendment") for the purpose of (i) adding a supplement to the prospectus for the LifeStages(R) Variable Annuity policies ("Policies") contained in the registration statement to describe a new optional Investment Protection Plan Rider ("Rider") available under Policies issued on or after the effective date of the Amendment, and (ii) adding an exhibit related to such Rider. The Rider is identical to the Investment Protection Plan Rider available under MainStay Plus Policies described in the currently effective prospectus for such policies contained in the registration statement. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

                         LifeStages(R) Variable Annuity
                                  Investing in
                  NYLIAC Variable Annuity Separate Account-III

       Supplement Dated October 9, 2000 to Prospectus dated May 1, 2000


This supplement amends the May 1, 2000 prospectus for the LifeStages(R) Variable Annuity policies ("policies"). Please read this supplement carefully and retain it for future reference. This supplement is not valid unless it is accompanied by a current prospectus for the policies. The terms we use in this supplement have the same meanings as in the prospectus for the policies.

This supplement describes the Investment Protection Plan Rider now available (in states where approved) with the Life Stages(R) Variable Annuity policies offered by New York Life Insurance and Annuity Corporation. In Oregon, the Rider will be called the "Accumulation Value Protection Plan Rider." The Investment Protection Plan Rider is available with policies issued on or after the date of this supplement. Accordingly, for policies issued on or after the date of this supplement, the prospectus is amended in the following respects:


On pages 4 - 5 of the prospectus, add the following at the end of sections entitled "OWNER TRANSACTION EXPENSES" in the FEE TABLE:

     Investment Protection Plan  Maximum annual charge of 1% of
     Rider Charge (optional)     the amount that is guaranteed.

     Rider Risk Charge           Maximum charge of 2% of the
     Adjustment (optional)       amount that is guaranteed for
                                 cancellation of the Investment
                                 Protection Plan Rider.


On page 6 of the prospectus, replace the third sentence in the first paragraph under the heading "EXAMPLES" with the following:

     However, the table does not reflect the charges for the optional Investment Protection Plan Rider, which would add a maximum of $10.00 per year for each year that the rider is in effect. If you cancel the rider at any time prior to surrendering the policy, a one-time charge of up to $20.00 would apply to the extent permitted by state law.


On page 9 of the prospectus, add the following after the sixth paragraph under the heading "4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?":

     If you select the Investment Protection Plan Rider (in states where available), we will deduct a charge on each policy quarter, based on the amount that is guaranteed. (See "Other Charges--Investment Protection Plan Rider Charge" at page 27). The maximum annual charge for this feature is 1% of the amount that is guaranteed. To the extent permitted by state law, we may deduct a charge from your Accumulation Value if you cancel the Investment Protection Plan Rider. We call this charge a Rider Risk Charge Adjustment. (See "Other Charges--Rider Risk Charge Adjustment" at page 27). The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We set both of these charges at our sole discretion, subject to the stated maximums. You should consult with your registered representative to determine the percentages we are currently charging before you select the Investment Protection Plan Rider. We will not increase either of these charges after the date the rider becomes effective for the Investment Protection Plan.


On page 27 of the prospectus, add the following after the section (d) FUND
CHARGES:

     (e) Investment Protection Plan Rider Charge (optional)

          If you select the Investment Protection Plan Rider (in states where available), we will deduct a charge on the first Business Day on each quarter that the rider is in effect based on the amount that is guaranteed. We will deduct this charge beginning with the first policy quarter after the effective date of the rider. (See "Riders--Investment Protection Plan Rider" at page 33). We will deduct the charge from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable policy quarter.


          The maximum annual charge is 1% of the amount that is guaranteed. We may set a lower charge at our sole discretion. You should check with your registered representative to determine the percentage we are currently charging before you select this feature.

          If you reset the amount that is guaranteed, a new charge for the rider will apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.


     (f) Rider Risk Charge Adjustment (optional)

          If you cancel the Investment Protection Plan Rider, to the extent permitted by state law, we will deduct a Rider Risk Charge Adjustment from your Accumulation Value. The cancellation will be effective on the date we receive your request. (See "Riders--Investment Protection Plan Rider" at page 33). We will deduct the Rider Risk Charge Adjustment from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on that day. We will not deduct this charge if you surrender your policy. However, surrender charges may apply.

          We will not change the charge adjustment for a particular policy once it is set on the date the rider takes effect. The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We may set a lower charge at our sole discretion. You should check with your registered representative to determine the percentage we are currently charging before you select this Rider.

          If you reset the amount that is guaranteed, a new Rider Risk Charge Adjustment may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The adjustment charge in effect on the effective date of the rider or on the effective date of any reset will not increase after the rider is issued or reset.


On page 33 of the prospectus, replace the first paragraph under the heading "RIDERS" with the following:

           We include two riders under the policy at no additional charge: an Unemployment Benefit Rider, for Non-Qualified, IRA and Roth IRA policies, and a Living Needs Benefit Rider, for all types of policies. These first two riders described below provide for an increase in the amount that can be withdrawn from your policy which will not be subject to a surrender charge upon the happening of certain qualifying events. Another rider, the Investment Protection Plan, is available at an additional cost. The riders are only available in those states where they have been approved. Please consult with your registered representative regarding the availability of these riders in your state.


On page 33 of the prospectus, add the following after the section "(b) Unemployment Benefit Rider":

     (c) Investment Protection Plan Rider (optional)

          THE INVESTMENT PROTECTION PLAN RIDER IS AVAILABLE ONLY IN STATES WHERE APPROVED. If you select this rider, you will be able to surrender the policy and receive the greater of the policy Accumulation Value or the amount that is guaranteed under the rider. While this rider is in effect, we will deduct a charge from your Accumulation Value on each policy quarter. (See "Other Charges--Investment Protection Plan Rider Charge" at page 27). When you make a partial withdrawal, we will reduce the amount that is guaranteed under the rider by the amount of the proportional withdrawal. The proportional withdrawal is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.

          The amount that is guaranteed under the rider will depend on when you select or reset it:

         (i) At the time of application: The amount that is guaranteed will equal the initial premium payment plus any additional premium payments we receive in the first Policy Year, less all proportional withdrawals. Premium payments made after the first Policy Year will not be included in the amount that is guaranteed. The rider will take effect on the Policy Date.

          (ii) While the policy is in force: The amount that is guaranteed will equal the Accumulation Value on the date the rider takes effect, less all proportional withdrawals. The rider will take effect on the next Policy Anniversary following the date we receive your application for the rider.

         (iii) Resetting the guaranteed amount: You may request to reset the amount that is guaranteed at any time while the rider is in effect. The reset will take effect on the Policy Anniversary immediately following the date we receive your request to reset. The amount that is guaranteed will equal the Accumulation Value on the next Policy Anniversary, less all proportional withdrawals. We will also reset a new charge for the rider and the Rider Risk Charge Adjustment on that Policy Anniversary. (See "Other Charges--Investment Protection Plan Rider Charge" and "Other Charges--Rider Risk Charge Adjustment" at page
         27).

         In Oregon, where this rider is called the Accumulation Value Protection Plan, the amount guaranteed is computed in the same manner described above.

          You will be eligible to receive the benefit under this rider beginning on the tenth Policy Anniversary after the later of (1) the effective date of the rider or (2) the effective date of any reset. You may also exercise this benefit on any Policy Anniversary subsequent to the tenth. To exercise this benefit, you must send us a written request to surrender the policy no later than ten Business Days after the applicable Policy Anniversary. Amounts paid to you under the terms of this rider may be taxable and you may be subject to a 10% tax penalty if paid before you reach age 59 1/2.

          You may cancel this rider within 30 days after delivery of the rider or, if you selected this feature at the time of application, within 30 days after delivery of the policy. You must return the rider to us or to the registered representative through whom it was purchased, with a written request for cancellation. Upon receipt of this request, we will promptly cancel the rider and refund any Investment Protection Plan Rider charge which may have been deducted. After this 30-day period, you still have the right to discontinue the rider. However, to the extent permitted by state law, we will deduct a Rider Risk Charge Adjustment from your Accumulation Value and we will not refund any Investment Protection Plan Rider charge which may have been deducted. (See "Other Charges--Rider Risk Charge Adjustment" at page 27). The cancellation will be effective on the date we receive your request.

          This rider is available on all Non-Qualified and Roth IRA policies so long as the first date that you can exercise and receive benefits under the rider is before the Annuity Commencement Date. The rider is also available on IRA and

     SEP-IRA policies if the policy owner is younger than age 66 on the date the rider takes effect.

          Because this rider generally provides protection against decreases in the policy's Accumulation Value due to negative investment performance, this rider may not be a benefit to you if all or most of your Accumulation Value is allocated to the Fixed Account. You should select this rider only if you have or intend to have most or all of your Accumulation Value allocated to the Investment Divisions.

          This rider will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to exercise the rider. Therefore, you should select this rider only if you intend to keep the policy for at least ten years.

          We have set forth below an example of how the benefit of this rider may be realized and how partial withdrawals will impact the guaranteed amount. In this example, we have assumed the following:

           (1) the rider is selected at the time of application;

           (2) an initial premium payment of $100,000 is made;

           (3) no additional premium payments are made;

           (4) a withdrawal of $20,000 is made in the eighth Policy Year;

           (5) the Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

           (6) the Accumulation Value on the tenth Policy Year has decreased to $50,000.

          The guaranteed amount at time of application was $100,000. When the partial withdrawal was made in the eighth Policy Year, we reduced the guaranteed amount by the amount of the proportional withdrawal. We calculated the amount of the proportional withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal, and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.

             Proportional withdrawal = ($20,000/$80,000) x $100,000 = $25,000

          To determine the new guaranteed amount after the withdrawal, we subtracted the amount of the proportional withdrawal from the initial guaranteed amount: ($100,000 - $25,000) = $75,000. If this policy is surrendered in the tenth Policy Year, the policy owner receives $75,000 even though the Accumulation Value has decreased to $50,000.

                                     PART C

Part C is hereby amended to include the following exhibits:

Item 24(b). EXHIBITS

(4)(d) Investment Protection Plan Rider to Specimen Policy for LifeStages(R) Variable Annuity - Filed herewith.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City and State of New York on this 25th day of September, 2000.


                                              NYLIAC VARIABLE ANNUITY
                                              SEPARATE ACCOUNT-III
                                                   (Registrant)

                                              By:  /s/ DAVID J. KRYSTEL
                                                   -----------------------------
                                                   David J. Krystel
                                                   Vice President


                                              NEW YORK LIFE INSURANCE AND
                                              ANNUITY CORPORATION
                                                   (Depositor)

                                              By:  /s/ DAVID J. KRYSTEL
                                                   -----------------------------
                                                   David J. Krystel
                                                   Vice President

As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the date indicated.

     Howard I. Atkins*              Executive Vice President and Director
                                    (Principal Financial Officer)

     Frank M. Boccio*               Director


     John A. Cullen*                Vice President and Controller (Principal
                                    Accounting Officer)


     Michael G. Gallo*              Director

     Solomon Goldfinger*            Director

     Phillip J. Hildebrand*         Director

     Richard M. Kernan, Jr.*        Director

     Robert D. Rock*                Senior Vice President and Director

     Frederick J. Sievert*          President and Director (Principal Executive
                                    Officer)

     Seymour Sternberg*             Director

     George J. Trapp*               Director

*By:  /s/ DAVID J. KRYSTEL
      -------------------------
      David J. Krystel
      Attorney-in-Fact
      September 25, 2000

                                  EXHIBIT INDEX

Exhibit
Number      Description
-------     -----------
(4)(d)      Investment Protection Plan Rider to the Specimen Policy for the
            LifeStages(R) Variable Annuity